SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                 ----------------

                  DWS International Value Opportunities Fund

The following information revises similar disclosure in the currently effective prospectus for the above-noted fund's Class S shares.

The fund number for Class S shares of DWS International Value Opportunities Fund is 2355.


















               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group
July 26, 2006
st-IVO